Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 29, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of DWS Alternative Asset Allocation Plus Fund (the “Fund”), a series of DWS Market Trust (the “Trust”); (Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 81 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 31, 2011. No fees are required in connection with this filing.

The principal purpose of the Amendment is to add Class R shares to the Fund.  Please note that the Fund is currently in registration (Post-Effective Amendment No. 78 to the Trust’s Registration Statement filed on February 11, 2011) to become a newly created series of DWS Market Trust effective April 29, 2011 in connection with a proposed shell reorganization in which DWS Alternative Asset Allocation Plus Fund will be reorganized from a series of DWS Equity Trust to the Fund.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

                    /s/Caroline Pearson
Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.

cc:           John Marten, Vedder Price